Employee Benefit Plans (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Defined Benefit Plan, Contributions by Employer	$ 4,399,000	$ 409,000
Incentive stock options and SARs exercisable period	10 years
Stock awards had been awarded	438,515
Proceeds from exercise of stock options	$ 3,000,000	600,000	$ 4,200,000
Total intrinsic value of stock options exercised	900,000	300,000	900,000
Stock-based compensation expense	200,000	200,000	200,000
Income tax benefit recognized related to stock-based compensation	300,000		300,000
Unrecognized stock-based compensation expense	$ 400,000
Weighted-average period, unrecognized expense expected to be recognized	1 year 3 months
Stock-based compensation expense related to restricted shares	$ 1,200,000	1,000,000	800,000
Total expense associated with the retirement benefit plan	$ 700,000	$ 800,000	800,000
Number of shares of the Company's common stock held by the 401(k)	291,736	303,443
Recorded a pension liability	$ 2,300,000	$ 6,700,000
Underfunded pension liability	4,800,000	5,300,000
Executive officers accrued benefit liability	2,000,000	2,000,000
Deferred compensation agreement costs	200,000	200,000	$ 200,000
Deferred compensation agreement liabilities	6,500,000	6,700,000
Cash surrender value of company owned life insurance	8,000,000	7,800,000
Non-Vested Restricted Shares
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Unrecognized stock-based compensation expense	$ 2,900,000
Weighted-average period, unrecognized expense expected to be recognized	3 years 1 month
Restricted Stock
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock awards had been awarded	242,996
Performance Shares [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	33.33%
Maximum
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Common stock issued upon the exercise of stock options, SARs and stock awards	750,000
Income tax benefit recognized related to stock-based compensation		$ 100,000
Horizon Defined Benefit Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Defined Benefit Plan, Contributions by Employer	$ 4,400,000
Overall investment return goal above stated indices	0.50%
Moving average basis	5 years
Maximum percent of plan assets in any one security	15.00%
Maximum percent of plan assets in any on industry	25.00%
Maximum percent of plan assets in foreign securities	30.00%
Anticipated next year plan contributions	$ 0
Community Defined Benefit Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Defined Benefit Plan, Contributions by Employer	$ 0
Defined benefit plan, allocation allowance	5.00%
Anticipated next year plan contributions	$ 0
Community Defined Benefit Plan | Maximum
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Moving average basis	5 years
Allocation for sub-asset class within equity and fixed classes	150.00%
Community Defined Benefit Plan | Minimum
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Moving average basis	3 years
Allocation for sub-asset class within equity and fixed classes	50.00%
Pentegra Defined Benefit Plan for Financial Institutions
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Defined Benefit Plan, Funded Percentage	104.86%
Share-based Compensation Award, Tranche One [Member] | Performance Shares [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Mean Return on Average Assets of CHCO Time Period	3 years
Median Return on Average Assets of all FDIC Insured Depository Institutions Time Period	20 years
Share-based Compensation Award, Tranche Two [Member] | Performance Shares [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Mean Return on Average Assets of CHCO Time Period	4 years
Median Return on Average Assets of all FDIC Insured Depository Institutions Time Period	20 years
Share-based Compensation Award, Tranche Three [Member] | Performance Shares [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Mean Return on Average Assets of CHCO Time Period	5 years
Median Return on Average Assets of all FDIC Insured Depository Institutions Time Period	20 years